BlackRock U.S. Impact Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.0%
Auto Components — 3.7%
Aptiv plc
(a)
......................... 1,683 $ 280,809
Biotechnology — 0.6%
Invitae Corp.
(a)
...................... 1,663 46,547
Building Products — 1.8%
View, Inc., Class A
(a)(b)
................. 22,338 136,038
Capital Markets — 3.1%
(a)
AEA-Bridges Impact Corp., Class A ........ 7,294 71,043
Natural Order Acquisition Corp. .......... 7,485 73,054
TPG Pace Tech Opportunities Corp., Class A . 9,000 89,730
233,827
Diversified Consumer Services — 4.9%
(a)
Chegg , Inc. ........................ 2,161 191,530
Coursera, Inc. ...................... 3,931 139,904
Duolingo , Inc., Class A ................ 280 39,270
370,704
Electric Utilities — 2.6%
Avangrid , Inc. ...................... 3,745 195,264
Electrical Equipment — 2.3%
Sensata Technologies Holding plc
(a)
....... 2,924 171,405
Electronic Equipment, Instruments & Components — 1.9%
Itron , Inc.
(a)
........................ 1,460 143,985
Equity Real Estate Investment Trusts (REITs) — 4.0%
Boston Properties, Inc. ................ 1,071 125,714
Sun Communities, Inc. ................ 901 176,695
302,409
Food & Staples Retailing — 3.4%
Grocery Outlet Holding Corp.
(a)
........... 7,857 260,224
Food Products — 2.5%
(a)
Atlantic Sapphire ASA ................. 10,410 91,171
Darling Ingredients, Inc. ............... 1,417 97,872
189,043
Health Care Equipment & Supplies — 8.9%
Boston Scientific Corp.
(a)
............... 7,025 320,340
Danaher Corp. ..................... 1,185 352,526
672,866
Health Care Providers & Services — 6.5%
(a)
1Life Healthcare, Inc. ................. 4,640 125,466
Cano Health, Inc., Class A
(b)
............. 14,235 153,026
Oak Street Health, Inc. ................ 3,426 215,975
494,467
Health Care Technology — 6.3%
(a)
Teladoc Health, Inc. .................. 793 117,721
Veeva Systems, Inc., Class A ............ 1,069 355,667
473,388
Independent Power and Renewable Electricity Producers — 2.7%
Brookfield Renewable Corp. ............ 4,903 208,083
Internet & Direct Marketing Retail — 1.4%
Etsy, Inc.
(a)
........................ 567 104,050
IT Services — 13.5%
Jack Henry & Associates, Inc. ........... 2,281 397,099
PayPal Holdings, Inc.
(a)
................ 1,027 282,969
Shopify, Inc., Class A
(a)
................ 138 206,991
Security
Shares
Shares Value
IT Services (continued)
Square, Inc., Class A
(a)
................ 532 $ 131,542
1,018,601
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc. .............. 968 148,327
Machinery — 1.3%
Xylem, Inc. ........................ 778 97,911
Pharmaceuticals — 9.5%
Royalty Pharma plc, Class A ............ 6,630 253,266
Zoetis, Inc. ........................ 2,276 461,345
714,611
Professional Services — 4.7%
ICF International, Inc. ................. 3,843 351,904
Semiconductors & Semiconductor Equipment — 1.3%
First Solar, Inc.
(a)
.................... 1,183 101,785
Software — 8.4%
(a)
Alkami Technology, Inc. ................ 2,761 86,392
Everbridge , Inc. ..................... 1,303 184,010
Mimecast Ltd. ...................... 4,418 245,420
Rapid7, Inc. ....................... 1,022 116,252
632,074
Specialty Retail — 1.7%
EVgo , Inc., Class A
(a)(b)
................ 10,535 125,156
Total Common Stocks — 99.0%
(Cost: $6,351,943) ............................... 7,473,478
Warrants — 0.3%
Building Products — 0.0%
View, Inc. (Issued/exercisable 03/11/21, 1 share
for 1 warrant, Expires 03/08/26, Strike Price
USD 11.50)
(a)
.................... 1,004 1,205
Capital Markets — 0.3%
(a)
AEA-Bridges Impact Corp. (Issued/exercisable
11/10/20, 1 share for 1 warrant, Expires
12/31/25, Strike Price USD 11.50) ...... 9,067 9,339
Natural Order Acquisition Corp. (Issued/
exercisable 02/23/21, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD 11.50) . 13,145 9,320
18,659
Total Warrants — 0.3% .............................. 19,864
Total Long-Term Investments — 99.3%
(Cost: $6,351,943) ............................... 7,493,342
Short-Term Securities — 4.4%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 30,487 30,487
SL Liquidity Series, LLC, Money Market Series,
0.12%
(e)
........................ 297,811 297,901
Total Short-Term Securities — 4.4%
(Cost: $328,388) ................................. 328,388
Total Investments — 103.7%
(Cost: $6,680,331 ) ............................... 7,821,730
Liabilities in Excess of Other Assets — (3.7)% ............. (276,828)
Net Assets — 100.0% ............................... $ 7,544,902

BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/21
Shares
Held at
07/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 128,840 $ — $ (98,353) $ — $ — $ 30,487 30,487 $ 2 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 939,405 — (641,504) — — 297,901 297,811 2,440
(b)
—
$ — $ — $ 328,388 $ 2,442 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Currency Abbreviations
USD United States Dollar

BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components ...................................... $ 280,809 $ — $ — $ 280,809
Biotechnology ......................................... 46,547 — — 46,547
Building Products ....................................... 136,038 — — 136,038
Capital Markets ........................................ 233,827 — — 233,827
Diversified Consumer Services .............................. 370,704 — — 370,704
Electric Utilities ........................................ 195,264 — — 195,264
Electrical Equipment ..................................... 171,405 — — 171,405
Electronic Equipment, Instruments & Components ................. 143,985 — — 143,985
Equity Real Estate Investment Trusts (REITs) .................... 302,409 — — 302,409
Food & Staples Retailing .................................. 260,224 — — 260,224
Food Products ......................................... 97,872 91,171 — 189,043
Health Care Equipment & Supplies ........................... 672,866 — — 672,866
Health Care Providers & Services ............................ 494,467 — — 494,467
Health Care Technology .................................. 473,388 — — 473,388
Independent Power and Renewable Electricity Producers ............ 208,083 — — 208,083
Internet & Direct Marketing Retail ............................ 104,050 — — 104,050
IT Services ........................................... 1,018,601 — — 1,018,601
Life Sciences Tools & Services .............................. 148,327 — — 148,327
Machinery ............................................ 97,911 — — 97,911
Pharmaceuticals ....................................... 714,611 — — 714,611
Professional Services .................................... 351,904 — — 351,904
Semiconductors & Semiconductor Equipment .................... 101,785 — — 101,785
Software ............................................. 632,074 — — 632,074
Specialty Retail ........................................ 125,156 — — 125,156
Warrants .............................................. 19,864 — — 19,864

BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Level 1 Level 2 Level 3 Total
Short-Term Securities ....................................... $ 30,487 $ — $ — $ 30,487
$ 7,432,658 $ 91,171 $ — $ 7,523,829
Investments Valued at NAV
(a)
...................................... 297,901
$ —
$ 7,821,730
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.